INVESTMENTS - OFFSETTING FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Gross amounts recognized	$ 19.6	$ 119.3
Gross amounts offset in the balance sheets	0.9	30.4
Net amounts presented in the balance sheets	$ 18.7	$ 88.9